UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-4670

DWS Global/International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 9/30/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2009 (Unaudited)

DWS RREEF Global Infrastructure Fund

	Shares	Value ($)

Common Stocks 97.9%
Australia 6.2%
Macquarie Airports	716,628	1,788,124
Macquarie Infrastructure Group (Units)	753,527	977,201
Transurban Group (Units)	690,543	2,491,975

(Cost $4,405,595)		5,257,300
Canada 7.8%
Enbridge, Inc. (Cost $5,570,339)	171,250	6,648,001
China 2.0%
Jiangsu Expressway Co., Ltd. "H" (Cost $1,447,935)	2,052,000	1,676,164
France 2.5%
Aeroports de Paris (Cost $1,651,705)	24,000	2,161,798

Germany 2.3%
Fraport AG	15,600	829,970
Hamburger Hafen und Logistik AG	24,600	1,108,342

(Cost $1,831,643)		1,938,312
Hong Kong 7.7%
Beijing Enterprises Holdings Ltd.	519,000	2,720,538
China Merchants Holdings International Co., Ltd.	542,000	1,783,724
Zhejiang Expressway Co., Ltd. "H"	2,324,000	2,026,976

(Cost $6,229,136)		6,531,238
Italy 6.9%
Atlantia SpA	103,700	2,515,942
Terna - Rete Elettrica Nationale SpA	868,700	3,389,082

(Cost $5,293,954)		5,905,024
Luxembourg 3.4%
SES "A" (FDR) (Cost $2,266,955)	126,150	2,869,381
Netherlands 1.2%
Koninklijke Vopak NV (Cost $1,023,103)	15,400	1,001,263
Spain 5.6%
Abertis Infraestructuras SA (Cost $4,109,869)	209,500	4,758,187
United Arab Emirates 1.5%
DP World Ltd. (Cost $927,283)	2,304,700	1,290,632
United Kingdom 15.6%
National Grid PLC	850,200	8,228,758
Northumbrian Water Group PLC	308,400	1,215,417
Pennon Group PLC	213,000	1,619,344
Severn Trent PLC	141,200	2,190,349

(Cost $12,829,307)		13,253,868
United States 35.2%
American Tower Corp. "A"*	136,025	4,951,310
Consolidated Edison, Inc.	52,600	2,153,444
ITC Holdings Corp.	46,400	2,108,880
New Jersey Resources Corp.	47,400	1,721,094
NiSource, Inc.	152,950	2,124,475
Northwest Natural Gas Co.	40,550	1,689,313
NSTAR	81,000	2,577,420
PG&E Corp.	21,050	852,315
SBA Communications Corp. "A"*	123,300	3,332,799
Southern Union Co.	73,100	1,519,749
Southwest Gas Corp.	53,300	1,363,414
Spectra Energy Corp.	254,400	4,818,336
WGL Holdings, Inc.	23,500	778,790

(Cost $26,828,546)		29,991,339

Total Common Stocks (Cost $74,415,370)		83,282,507
Cash Equivalents 0.4%
Cash Management QP Trust, 0.18% (a) (Cost $339,159)	339,159	339,159
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $74,754,529) †	98.3	83,621,666
Other Assets and Liabilities, Net	1.7	1,425,407

Net Assets	100.0	85,047,073
Portfolio holdings in real estate entities outside the United States are generally organized as either corporations, trusts or partnerships subject to the tax laws of their country of domicile.

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
†

The cost for federal income tax purposes was $85,218,295. At September 30, 2009, net unrealized depreciation for all securities based on tax cost was $1,596,629. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $9,177,470 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $10,774,099.

(a)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
FDR: Fiduciary Depositary Receipt

At September 30, 2009 the DWS RREEF Global Infrastructure Fund had the following sector diversification:
Sector	Market Value ($)	As a % of Common Stocks
Utilities	32,012,095	38.4%
Industrials	27,130,836	32.6%
Energy	12,986,086	15.6%
Telecommunication Services	8,284,109	10.0%
Consumer Discretionary	2,869,381	3.4%
Total	83,282,507	100.0%

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Assets
Common Stock and/or Other Equity Investments
Australia	$ —	$ 5,257,300	$ —	$ 5,257,300
Canada	6,648,001	—	—	6,648,001
China	—	1,676,164	—	1,676,164
France	—	2,161,798	—	2,161,798
Germany	—	1,938,312	—	1,938,312
Hong Kong	—	6,531,238	—	6,531,238
Italy	—	5,905,024	—	5,905,024
Luxembourg	—	2,869,381	—	2,869,381
Netherlands	—	1,001,263	—	1,001,263
Spain	—	4,758,187	—	4,758,187
United Arab Emirates	—	1,290,632	—	1,290,632
United Kingdom	—	13,253,868	—	13,253,868
United States	29,991,339	—	—	29,991,339
Short-Term Investments	—	339,159	—	339,159
Total	$ 36,639,340	$ 46,982,326	$ —	$ 83,621,666

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS RREEF Global Infrastructure Fund, a series of DWS Global/International Fund, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	November 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS RREEF Global Infrastructure Fund, a series of DWS Global/International Fund, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	November 19, 2009

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 19, 2009